[SPEEDWAY MOTORSPORTS, INC. LETTERHEAD]

VIA EDGAR

Securities and Exchange Commission	October 6, 2009

100 F. Street, N.E.

Washington, DC 20549

Re:	Speedway Motorsports, Inc.
Registration Statement on Form S-4 filed August 7, 2009,
as amended on October 6, 2009
File No. 333-161176

Ladies and Gentlemen:

Speedway Motorsports, Inc., a Delaware corporation (the “Issuer”), on behalf of itself and the subsidiary guarantors (collectively, the “Guarantors,” and together with the Issuer, the “Registrants”), has submitted for filing under the Securities Act of 1933, as amended (the “Securities Act”), the Registrants’ Registration Statement on Form S-4 (as amended, the “Registration Statement”), together with certain exhibits thereto, relating to the Registrants’ offer to exchange (the “Exchange Offer”) up to $275.0 million aggregate principal amount 8 3/4% Senior Notes due 2016, registered under the Securities Act (the “Exchange Notes”), for a like principal amount of outstanding 8 3/4% Senior Notes due 2016, which were issued on May 19, 2009 without registration under the Securities Act in reliance on Section 4(2) of the Securities Act and Regulation S under the Securities Act (the “Private Notes”). The Private Notes are, and the Exchange Notes will be, guaranteed by the Guarantors, who are also registrants under the Registration Statement.

The Registrants are registering the Exchange Offer on the Registration Statement in reliance on the position of the Securities and Exchange Commission (the “Commission”) enunciated in Exxon Capital Holdings Corporation, available May 13, 1988 (“Exxon Capital”), Morgan Stanley & Co., Incorporated, available June 5, 1991 (regarding resales) and Shearman & Sterling, available July 2, 1993 (with respect to the participation of broker-dealers, (“Shearman & Sterling”)). Consistent with the requirements of such letters, the Registrants hereby represent to the Commission as follows:

•

The Registrants have not entered into any arrangement or understanding with any person to distribute the Exchange Notes and, to the best of the Registrants’ information and belief, each person participating in the Exchange Offer is acquiring the Exchange Notes in the ordinary course of its business and has no arrangement or understanding with any person to participate in the distribution of the Exchange Notes to be received in the Exchange Offer.

Securities and Exchange Commission

October 6, 2009

•

In this regard, the Registrants will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus or otherwise) that if such person is participating in the Exchange Offer for the purpose of distributing the Exchange Notes to be acquired in the applicable Exchange Offer, such person (1) cannot rely on the position of the Commission enunciated in Exxon Capital or interpretive letters to similar effect, and (2) must comply with registration and prospectus delivery requirements of the Securities Act in connection with any secondary resale transaction.

•

The Registrants acknowledge that such a secondary resale transaction by such person participating in the Exchange Offer for the purpose of distributing the applicable Exchange Notes should be covered by an effective registration statement containing the selling security holder information required by Item 507 of Regulation S-K under the Securities Act.

•

The Registrant will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus or otherwise) that any broker-dealer who holds Private Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives applicable Exchange Notes in exchange for such Private Notes pursuant to the applicable Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act (as described in Sherman & Sterling) in connection with any resale of such Exchange Notes.

The Registrants will include in the Exchange Offer prospectus the following additional provisions:

•	If the exchange offeree is not a broker-dealer, an acknowledgement that it is not engaged in, and does not intend to engage in, a distribution of the applicable Exchange Notes.

•

If the exchange offeree is a broker-dealer holding Private Notes acquired for its own account as a result of market-making activities or other trading activities, an acknowledgement that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Notes received in respect of such Private Notes pursuant to the applicable Exchange Offer; and a statement to the effect that by so acknowledging and by delivering a prospectus, such broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

Securities and Exchange Commission

October 6, 2009

Should you have any questions or require any further information regarding the foregoing, please feel free to contact R. Douglas Harmon of Parker Poe Adams & Bernstein LLP at (704) 372-9000 or me at (704) 532-3318.

Very truly yours,

Speedway Motorsports, Inc.

By:	/s/ William R. Brooks
William R. Brooks
Vice Chairman, Chief Financial Officer and Treasurer